Other Assets (Tables)	12 Months Ended
Dec. 31, 2019
Other Assets [Abstract]
Schedule of Other Current Assets

Other current assets consisted of the following (in thousands):

	As of December 31,
	2019	2018
VAT receivables	$3,136	$1,852
Income tax assets	270	65
Credit for tax other than income tax	358	273
Other receivables	460	354
Total other current assets	$4,224	$2,544

Schedule of Other Long-Term Assets

Other long-term assets consisted of the following (in thousands):

	As of December 31,
	2019	2018
Non-current income tax credit (advances and tax reduced at sources)	$1,029	$1,092
Miscellaneous	174	163
Derivative financial assets	—	42
Total other long-term assets	$1,203	$1,297